Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

	2014	2013
	(In thousands)
Revolving credit facility, including swing-line credit facility (weighted-average combined interest rate of 2.2% and 2.5% as of December 31, 2014 and 2013, respectively)	$137,292	$72,547
8.25% Senior subordinated notes due September 2018	—	200,000
5.125% Senior notes due August 2022	250,000	—
1.00% Convertible senior notes due December 2020, net of discount	225,370	216,635
Equipment financing notes	35	1,332
Total long-term debt	612,697	490,514
Less: current portion	35	1,289
Total long-term debt, excluding current portion	$612,662	$489,225

Schedule of Interest Expense Related to Convertible Notes

	2014	2013	2012
	(In thousands)
Cash interest per contractual coupon rate	$2,875	$288	$—
Amortization of note discount	8,724	848	—
Amortization of deferred financing costs	518	48	—
Total interest expense related to Convertible Notes	$12,117	$1,184	$—

Schedule of Convertible Debt

	2014	2013
	(In thousands)
Principal balance	$287,500	$287,500
Discount, net of accumulated amortization	(62,130)	(70,865)
Net carrying amount of Convertible Notes	$225,370	$216,635

Schedule Of Maturities Of Long-Term Debt

2015	$35
2016	—
2017	—
2018	—
2019	137,292
Thereafter	537,500
Total	$674,827